MARKETABLE SECURITIES (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Realized and Unrealized Gain (Loss) on Trading Securities	$ 114	$ 909	$ 985
Available-for-sale Securities [Member]
Interest Receivable, Current		$ 280